Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Columbia Funds Variable Series Trust II
Prospectus Date	rr_ProspectusDate	May 01, 2019
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement dated April 8, 2020
to the Prospectus, as supplemented, of the following fund:
Fund	Prospectus Dated
Columbia Funds Variable Series Trust II
CTIVP ® - AQR International Core Equity Fund (the Fund)	5/1/2019
On March 17, 2020 the Fund's Board of Trustees approved the addition of a subadviser and changes to the Fund's principal investment strategies effective at a date to be determined (the Effective Date), which will be announced via a future supplement. As a result, on the Effective Date, Schroder Investment Management North America Inc. (SIMNA Inc.), together with its affiliate, Schroder Investment Management North America Limited (SIMNA Ltd. and together with SIMNA Inc., Schroders) will assume day-to-day management of a portion of the Fund's portfolio. Accordingly, as of the Effective Date, the changes described in this Supplement, except as otherwise noted, are hereby made to the Fund’s Prospectus.
Also, effective May 1, 2020, in anticipation of the changes discussed above, the Fund’s name is changed to Variable Portfolio - Partners International Core Equity Fund. Accordingly, on May 1, 2020, all references in the Prospectus to CTIVP® - AQR International Core Equity Fund are hereby deleted and replaced with Variable Portfolio - Partners International Core Equity Fund.
The information under the subsection "Principal Investment Strategies” in the "Summary of CTIVP® - AQR International Core Equity Fund" section is hereby superseded and replaced with the following:
Under normal circumstances, at least 80% of the Fund’s net assets (including the amount of any borrowings for investment purposes) are invested in equity securities of foreign issuers, located or traded in countries other than the U.S., that are believed to offer strong growth potential. While the Fund may invest in companies of any size, under normal circumstances, the Fund generally invests its assets in companies whose market capitalizations fall within the range of the companies that comprise the MSCI Europe, Australasia and Far East (EAFE) Index (the Index) at the time of purchase. The market capitalization range of the companies included within the Index was $613.5 million to $305.9 billion as of March 31, 2020. The market capitalization range and composition of the companies in the Index are subject to change. The Fund may invest directly in foreign securities or indirectly through depositary receipts. From time to time, the Fund may focus its investments in certain countries or geographic areas, including the Asia/Pacific region and Europe. The Fund may from time to time emphasize one or more sectors in selecting its investments.
The Fund may invest in derivatives, such as futures (including index futures), forward contracts (including forward foreign currency contracts), as well as in foreign currencies and exchange-traded funds, for hedging purposes, to gain exposure to the equity market and to maintain liquidity to pay for redemptions. A portion of the Fund's assets may be held in cash or cash-equivalent investments, including, but not limited to, short-term investment funds and money market funds.
Quantitative models are used as part of the investment process for the Fund. The models consider a wide range of factors, including, but not limited to, value and momentum. Additionally, environmental, social and/or governance (ESG) criteria are used in selecting investments for the Fund.
The information under the subsection “Principal Risks” in the “Summary of CTIVP® - AQR International Core Equity Fund" section is hereby revised to add Environmental, Social and Governance Investing Risk, Multi-Adviser Risk and Small- and Mid-Cap Stock Risk specific risk disclosure to "Issuer Risk" as follows:
Environmental, Social and Governance Investing Risk. The Fund’s consideration of issuer environmental, social and corporate governance (ESG) factors may cause the Fund to invest in, forgo investing in, or sell securities of issuers, including issuers within certain industries, sectors, regions and countries, that could negatively impact Fund performance, including relative to a benchmark or other funds without such consideration of ESG factors.
Multi-Adviser Risk. The Fund has multiple advisory firms that each manage a portion of the Fund’s net assets on a daily basis. Each adviser makes investment decisions independently from the other adviser(s). It is possible that the security selection process of one adviser will not complement or may conflict or even contradict that of the other adviser(s), including making off-setting trades that have no net effect to the Fund, but which may increase Fund expenses. As a result, the Fund's exposure to a given security, industry, sector or market capitalization could be smaller or larger than if the Fund were managed by a single adviser, which could adversely affect the Fund's performance.
Small- and Mid-Cap Stock Risk. Investments in small- and mid-capitalization companies (small- and mid-cap companies) often involve greater risks than investments in larger, more established companies (larger companies) because small- and mid-cap companies tend to have less predictable earnings and may lack the management experience, financial resources, product diversification and competitive strengths of larger companies. Securities of small- and mid-cap companies may be less liquid and more volatile than the securities of larger companies.
The fourth paragraph under the subsection "Performance Information” in the “Summary of CTIVP® - AQR International Core Equity Fund" section is hereby superseded and replaced with the following:
The Fund’s performance prior to the Effective Date reflects returns achieved by one or more different subadviser(s) that managed the Fund according to different principal investment strategies. If the Fund’s current subadvisers and strategies had been in place for the prior periods, results shown may have been different.

CTIVP® - AQR INTERNATIONAL CORE EQUITY FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement dated April 8, 2020
to the Prospectus, as supplemented, of the following fund:
Fund	Prospectus Dated
Columbia Funds Variable Series Trust II
CTIVP ® - AQR International Core Equity Fund (the Fund)	5/1/2019
On March 17, 2020 the Fund's Board of Trustees approved the addition of a subadviser and changes to the Fund's principal investment strategies effective at a date to be determined (the Effective Date), which will be announced via a future supplement. As a result, on the Effective Date, Schroder Investment Management North America Inc. (SIMNA Inc.), together with its affiliate, Schroder Investment Management North America Limited (SIMNA Ltd. and together with SIMNA Inc., Schroders) will assume day-to-day management of a portion of the Fund's portfolio. Accordingly, as of the Effective Date, the changes described in this Supplement, except as otherwise noted, are hereby made to the Fund’s Prospectus.
Also, effective May 1, 2020, in anticipation of the changes discussed above, the Fund’s name is changed to Variable Portfolio - Partners International Core Equity Fund. Accordingly, on May 1, 2020, all references in the Prospectus to CTIVP® - AQR International Core Equity Fund are hereby deleted and replaced with Variable Portfolio - Partners International Core Equity Fund.
The information under the subsection "Principal Investment Strategies” in the "Summary of CTIVP® - AQR International Core Equity Fund" section is hereby superseded and replaced with the following:
Under normal circumstances, at least 80% of the Fund’s net assets (including the amount of any borrowings for investment purposes) are invested in equity securities of foreign issuers, located or traded in countries other than the U.S., that are believed to offer strong growth potential. While the Fund may invest in companies of any size, under normal circumstances, the Fund generally invests its assets in companies whose market capitalizations fall within the range of the companies that comprise the MSCI Europe, Australasia and Far East (EAFE) Index (the Index) at the time of purchase. The market capitalization range of the companies included within the Index was $613.5 million to $305.9 billion as of March 31, 2020. The market capitalization range and composition of the companies in the Index are subject to change. The Fund may invest directly in foreign securities or indirectly through depositary receipts. From time to time, the Fund may focus its investments in certain countries or geographic areas, including the Asia/Pacific region and Europe. The Fund may from time to time emphasize one or more sectors in selecting its investments.
The Fund may invest in derivatives, such as futures (including index futures), forward contracts (including forward foreign currency contracts), as well as in foreign currencies and exchange-traded funds, for hedging purposes, to gain exposure to the equity market and to maintain liquidity to pay for redemptions. A portion of the Fund's assets may be held in cash or cash-equivalent investments, including, but not limited to, short-term investment funds and money market funds.
Quantitative models are used as part of the investment process for the Fund. The models consider a wide range of factors, including, but not limited to, value and momentum. Additionally, environmental, social and/or governance (ESG) criteria are used in selecting investments for the Fund.
The information under the subsection “Principal Risks” in the “Summary of CTIVP® - AQR International Core Equity Fund" section is hereby revised to add Environmental, Social and Governance Investing Risk, Multi-Adviser Risk and Small- and Mid-Cap Stock Risk specific risk disclosure to "Issuer Risk" as follows:
Environmental, Social and Governance Investing Risk. The Fund’s consideration of issuer environmental, social and corporate governance (ESG) factors may cause the Fund to invest in, forgo investing in, or sell securities of issuers, including issuers within certain industries, sectors, regions and countries, that could negatively impact Fund performance, including relative to a benchmark or other funds without such consideration of ESG factors.
Multi-Adviser Risk. The Fund has multiple advisory firms that each manage a portion of the Fund’s net assets on a daily basis. Each adviser makes investment decisions independently from the other adviser(s). It is possible that the security selection process of one adviser will not complement or may conflict or even contradict that of the other adviser(s), including making off-setting trades that have no net effect to the Fund, but which may increase Fund expenses. As a result, the Fund's exposure to a given security, industry, sector or market capitalization could be smaller or larger than if the Fund were managed by a single adviser, which could adversely affect the Fund's performance.
Small- and Mid-Cap Stock Risk. Investments in small- and mid-capitalization companies (small- and mid-cap companies) often involve greater risks than investments in larger, more established companies (larger companies) because small- and mid-cap companies tend to have less predictable earnings and may lack the management experience, financial resources, product diversification and competitive strengths of larger companies. Securities of small- and mid-cap companies may be less liquid and more volatile than the securities of larger companies.
The fourth paragraph under the subsection "Performance Information” in the “Summary of CTIVP® - AQR International Core Equity Fund" section is hereby superseded and replaced with the following:
The Fund’s performance prior to the Effective Date reflects returns achieved by one or more different subadviser(s) that managed the Fund according to different principal investment strategies. If the Fund’s current subadvisers and strategies had been in place for the prior periods, results shown may have been different.

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal circumstances, at least 80% of the Fund’s net assets (including the amount of any borrowings for investment purposes) are invested in equity securities of foreign issuers, located or traded in countries other than the U.S., that are believed to offer strong growth potential. While the Fund may invest in companies of any size, under normal circumstances, the Fund generally invests its assets in companies whose market capitalizations fall within the range of the companies that comprise the MSCI Europe, Australasia and Far East (EAFE) Index (the Index) at the time of purchase. The market capitalization range of the companies included within the Index was $613.5 million to $305.9 billion as of March 31, 2020. The market capitalization range and composition of the companies in the Index are subject to change. The Fund may invest directly in foreign securities or indirectly through depositary receipts. From time to time, the Fund may focus its investments in certain countries or geographic areas, including the Asia/Pacific region and Europe. The Fund may from time to time emphasize one or more sectors in selecting its investments.

The Fund may invest in derivatives, such as futures (including index futures), forward contracts (including forward foreign currency contracts), as well as in foreign currencies and exchange-traded funds, for hedging purposes, to gain exposure to the equity market and to maintain liquidity to pay for redemptions. A portion of the Fund's assets may be held in cash or cash-equivalent investments, including, but not limited to, short-term investment funds and money market funds.

Quantitative models are used as part of the investment process for the Fund. The models consider a wide range of factors, including, but not limited to, value and momentum. Additionally, environmental, social and/or governance (ESG) criteria are used in selecting investments for the Fund.